UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock International Diversification Fund of BlackRock Funds

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
International Diversification Fund of BlackRock Funds, 800 Scudders Mill Road, Plainsboro,
NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock International Diversification Fund of BlackRock Funds
Schedule of Investments March 31, 2009 (Unaudited)				(Percentages shown are based on Net Assets)
Investment Companies						Shares		Value
BlackRock EuroFund, Institutional Shares (a)						21,556		$180,205
BlackRock Global Emerging Markets Fund, Inc., Institutional Shares (a)						791		7,915
BlackRock International Opportunities Portfolio of BlackRock Funds, Institutional
Shares (a)						1,093		22,803
BlackRock International Value Fund, Institutional Shares (a)						3,622		49,943
BlackRock Pacific Fund, Inc., Institutional Shares (a)						4,026		54,026
iShares MSCI Japan Index Fund						3,000		23,730
Total Investment Companies (Cost - $491,037) - 91.9%								338,622
Short-Term Securities
BlackRock Liquidity Funds, TempFund, 0.646% (a)(b)						3,146		3,146
Total Short-Term Securities (Cost - $3,146) - 0.8%								3,146
Total Investments (Cost - $494,183*) - 92.7%								341,768
Other Assets Less Liabilities - 7.3%								26,820
Net Assets - 100.0%								$368,588
* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost			$501,645
Gross unrealized appreciation			$410
Gross unrealized depreciation			(160,287)
Net unrealized depreciation			$(159,877)
(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:
	Purchase		Sales		Realized
Affiliate	Cost		Cost		Loss	Income
BlackRock EuroFund, Institutional
Shares		$11,207		$27,905	$ (13,144)		-
BlackRock Global Emerging Markets
Fund, Inc., Institutional Shares		$408		$885	$(348)		-
BlackRock International Opportunities
Portfolio of BlackRock Funds,
Institutional Shares		$1,351		$2,769	$(990)		-
BlackRock International Value Fund,
Institutional Shares		$2,887		$4,600	$(798)		-
BlackRock Liquidity Funds,
TempFund		$3,146		-	- $	4
BlackRock Pacific Fund, Inc.,
Institutional Shares		$2,881		$6,358	$(2,563)		-
(b) Represents the current yield as of report date.

1

BlackRock International Diversification Fund of BlackRock Funds

Schedule of Investments March 31, 2009 (Unaudited)
• The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$341,768
Level 2	-
Level 3	-
Total	$341,768

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Diversification Fund of BlackRock Funds

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock International Diversification Fund of BlackRock Funds

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock International Diversification Fund of BlackRock Funds

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Diversification Fund of BlackRock Funds

Date: May 20, 2009